Share-Based Payments (Narrative) (Details) (USD $)	0 Months Ended	12 Months Ended
	Jul. 23, 2013	Dec. 31, 2014
Deferred Compensation Arrangement with Individual, Share-based Payments [Line Items]
Employee Service Share-based Compensation, Nonvested Awards, Compensation Cost Not yet Recognized		$ 22,618,000
ecoATM [Member]
Deferred Compensation Arrangement with Individual, Share-based Payments [Line Items]
Employee Service Share-based Compensation, Nonvested Awards, Compensation Cost Not yet Recognized		8,054,000
Fair value of original and replacement awards	32,100,000
Replacement awards attributable to pre-combination services	1,400,000
Expense recognized associated with the issuance of rights to receive cash		13,300,000
Content Arrangements [Member]
Deferred Compensation Arrangement with Individual, Share-based Payments [Line Items]
Employee Service Share-based Compensation, Nonvested Awards, Compensation Cost Not yet Recognized		1,041,000 [1]
Stock Options [Member]
Deferred Compensation Arrangement with Individual, Share-based Payments [Line Items]
Employee Service Share-based Compensation, Nonvested Awards, Compensation Cost Not yet Recognized		863,000
Restricted Stock [Member]
Deferred Compensation Arrangement with Individual, Share-based Payments [Line Items]
Employee Service Share-based Compensation, Nonvested Awards, Compensation Cost Not yet Recognized		$ 20,714,000
Awards Granted To Employees And Executives [Member] | Restricted Stock [Member]
Deferred Compensation Arrangement with Individual, Share-based Payments [Line Items]
Share-based payment award vesting period, years		4 years
Awards Granted To Non Employee Directors [Member] | Restricted Stock [Member]
Deferred Compensation Arrangement with Individual, Share-based Payments [Line Items]
Share-based payment award vesting period, years		1 year
Performance-based Restricted Stock Awards Granted to Executives [Member]
Deferred Compensation Arrangement with Individual, Share-based Payments [Line Items]
Percentage of restricted stock awards vests two years from the date of grant		65.00%
Percentage of the restricted stock award vests three years from the date of grant		35.00%
Performance-based Restricted Stock Awards Granted to Executives [Member] | Restricted Stock [Member]
Deferred Compensation Arrangement with Individual, Share-based Payments [Line Items]
Share-based payment award vesting period, years		3 years

[1]	Related to 25,000 shares of restricted stock granted to Sony in connection with extending our existing content license agreement. The unrecognized expense associated with these vested shares is recognized over the agreement term.